UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
CTIVP
®
– Westfield Select Large Cap Growth Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about CTIVP
®
– Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$37	0.70%
Key Fund Statistics
Fund net assets	$1,794,235,235
Total number of portfolio holdings	31
Portfolio turnover for the reporting period	45%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	9.6%
Microsoft Corp.	8.8%
Apple, Inc.	7.2%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	4.9%
Ascendis Pharma A/S ADR	4.7%
TransDigm Group, Inc.	4.5%
Vertiv Holdings Co.	3.6%
ServiceNow, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP
®
– Westfield Select Large Cap Growth Fund
Class 2
Semiannual Shareholder Report | June 30, 2024

This
semiannual shareholder report
contains important information about CTIVP
®
– Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$50	0.95%
Key Fund Statistics
Fund net assets	$1,794,235,235
Total number of portfolio holdings	31
Portfolio turnover for the reporting period	45%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	9.6%
Microsoft Corp.	8.8%
Apple, Inc.	7.2%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	4.9%
Ascendis Pharma A/S ADR	4.7%
TransDigm Group, Inc.	4.5%
Vertiv Holdings Co.	3.6%
ServiceNow, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

CTIVP® – Westfield Select Large Cap Growth Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – Westfield Select Large Cap Growth Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 9.9%
Interactive Media & Services 9.9%
Alphabet, Inc., Class A	484,730	88,293,569
Meta Platforms, Inc., Class A	177,095	89,294,841
Total		177,588,410
Total Communication Services		177,588,410
Consumer Discretionary 12.2%
Automobiles 1.3%
Tesla, Inc.(a)	119,760	23,698,109
Broadline Retail 5.0%
Amazon.com, Inc.(a)	465,724	90,001,163
Hotels, Restaurants & Leisure 5.9%
Chipotle Mexican Grill, Inc.(a)	586,400	36,737,960
DraftKings, Inc., Class A(a)	1,052,770	40,184,231
Wingstop, Inc.	65,120	27,523,619
Total		104,445,810
Total Consumer Discretionary		218,145,082
Energy 1.4%
Oil, Gas & Consumable Fuels 1.4%
Cameco Corp.	506,720	24,930,624
Total Energy		24,930,624
Financials 9.5%
Capital Markets 4.4%
Ares Management Corp., Class A	255,700	34,079,696
LPL Financial Holdings, Inc.	162,640	45,425,352
Total		79,505,048
Insurance 5.1%
American International Group, Inc.	567,210	42,109,671
Progressive Corp. (The)	237,889	49,411,924
Total		91,521,595
Total Financials		171,026,643
Health Care 8.0%
Biotechnology 6.1%
Ascendis Pharma A/S ADR(a)	616,061	84,018,399
Legend Biotech Corp., ADR(a)	571,750	25,322,808
Total		109,341,207
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.9%
DexCom, Inc.(a)	306,670	34,770,244
Total Health Care		144,111,451
Industrials 15.5%
Aerospace & Defense 7.5%
Axon Enterprise, Inc.(a)	181,250	53,331,000
TransDigm Group, Inc.	63,680	81,358,205
Total		134,689,205
Construction & Engineering 1.5%
Comfort Systems U.S.A., Inc.	87,390	26,577,047
Electrical Equipment 3.6%
Vertiv Holdings Co.	743,950	64,403,751
Ground Transportation 2.9%
Uber Technologies, Inc.(a)	718,615	52,228,938
Total Industrials		277,898,941
Information Technology 41.8%
Semiconductors & Semiconductor Equipment 16.2%
Advanced Micro Devices, Inc.(a)	221,030	35,853,276
NVIDIA Corp.	1,396,100	172,474,194
NXP Semiconductors NV	148,890	40,064,810
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	240,290	41,764,805
Total		290,157,085
Software 18.5%
Cadence Design Systems, Inc.(a)	178,820	55,031,855
Microsoft Corp.	352,112	157,376,459
Palantir Technologies, Inc., Class A(a)	931,330	23,590,589
SAP SE, ADR	188,540	38,030,403
ServiceNow, Inc.(a)	72,830	57,293,176
Total		331,322,482
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	609,640	128,402,377
Total Information Technology		749,881,944
Total Common Stocks (Cost $1,698,514,694)		1,763,583,095

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	51,891,572	51,876,004
Total Money Market Funds (Cost $51,876,004)		51,876,004
Total Investments in Securities (Cost: $1,750,390,698)		1,815,459,099
Other Assets & Liabilities, Net		(21,223,864)
Net Assets		1,794,235,235
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	2,968,136	1,729,701,321	(1,680,793,446)	(7)	51,876,004	58,784	578,166	51,891,572
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	177,588,410	—	—	177,588,410
Consumer Discretionary	218,145,082	—	—	218,145,082
Energy	24,930,624	—	—	24,930,624
Financials	171,026,643	—	—	171,026,643
Health Care	144,111,451	—	—	144,111,451
Industrials	277,898,941	—	—	277,898,941
Information Technology	749,881,944	—	—	749,881,944
Total Common Stocks	1,763,583,095	—	—	1,763,583,095
Money Market Funds	51,876,004	—	—	51,876,004
Total Investments in Securities	1,815,459,099	—	—	1,815,459,099
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,698,514,694)	$1,763,583,095
Affiliated issuers (cost $51,876,004)	51,876,004
Receivable for:
Capital shares sold	20,513
Dividends	481,455
Foreign tax reclaims	2,753
Expense reimbursement due from Investment Manager	59
Prepaid expenses	7,142
Total assets	1,815,971,021
Liabilities
Payable for:
Investments purchased	19,940,183
Capital shares redeemed	1,539,594
Management services fees	33,263
Distribution and/or service fees	208
Service fees	33,481
Compensation of chief compliance officer	177
Compensation of board members	5,413
Other expenses	20,024
Deferred compensation of board members	163,443
Total liabilities	21,735,786
Net assets applicable to outstanding capital stock	$1,794,235,235
Represented by
Trust capital	$1,794,235,235
Total - representing net assets applicable to outstanding capital stock	$1,794,235,235
Class 1
Net assets	$1,764,050,823
Shares outstanding	34,128,731
Net asset value per share	$51.69
Class 2
Net assets	$30,184,412
Shares outstanding	605,350
Net asset value per share	$49.86
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,159,940
Dividends — affiliated issuers	578,166
Interfund lending	3,740
Foreign taxes withheld	(56,704)
Total income	1,685,142
Expenses:
Management services fees	1,297,734
Distribution and/or service fees
Class 2	37,142
Service fees	42,615
Custodian fees	3,691
Printing and postage fees	8,181
Accounting services fees	15,550
Legal fees	6,764
Compensation of chief compliance officer	115
Compensation of board members	9,415
Deferred compensation of board members	21,286
Other	10,829
Total expenses	1,453,322
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(93,017)
Total net expenses	1,360,305
Net investment income	324,837
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,736,314
Investments — affiliated issuers	58,784
Foreign currency translations	(122)
Net realized gain	6,794,976
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	46,234,123
Investments — affiliated issuers	(7)
Foreign currency translations	(1)
Net change in unrealized appreciation (depreciation)	46,234,115
Net realized and unrealized gain	53,029,091
Net increase in net assets resulting from operations	$53,353,928
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income (loss)	$324,837	$(929,314)
Net realized gain (loss)	6,794,976	(39,153,839)
Net change in unrealized appreciation (depreciation)	46,234,115	254,565,522
Net increase in net assets resulting from operations	53,353,928	214,482,369
Increase (decrease) in net assets from capital stock activity	1,646,870,064	(1,328,313,314)
Total increase (decrease) in net assets	1,700,223,992	(1,113,830,945)
Net assets at beginning of period	94,011,243	1,207,842,188
Net assets at end of period	$1,794,235,235	$94,011,243

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	32,899,172	1,657,916,325	2,870,236	111,952,368
Shares redeemed	(174,479)	(9,029,655)	(34,940,879)	(1,438,088,982)
Net increase (decrease)	32,724,693	1,648,886,670	(32,070,643)	(1,326,136,614)
Class 2
Shares sold	14,292	664,684	39,611	1,582,364
Shares redeemed	(56,348)	(2,681,290)	(94,560)	(3,759,064)
Net decrease	(42,056)	(2,016,606)	(54,949)	(2,176,700)
Total net increase (decrease)	32,682,637	1,646,870,064	(32,125,592)	(1,328,313,314)
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

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CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$46.32	0.05	5.32	5.37
Year Ended 12/31/2023	$35.36	(0.03)	10.99	10.96
Year Ended 12/31/2022	$60.00	(0.07)	(24.57)	(24.64)
Year Ended 12/31/2021	$62.57	(0.36)	(2.21)	(2.57)
Year Ended 12/31/2020	$35.57	(0.19)	27.19	27.00
Year Ended 12/31/2019	$27.97	(0.02)	7.62	7.60
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$44.75	(0.06)	5.17	5.11
Year Ended 12/31/2023	$34.26	(0.09)	10.58	10.49
Year Ended 12/31/2022	$58.28	(0.17)	(23.85)	(24.02)
Year Ended 12/31/2021	$60.93	(0.51)	(2.14)	(2.65)
Year Ended 12/31/2020	$34.72	(0.30)	26.51	26.21
Year Ended 12/31/2019	$27.37	(0.10)	7.45	7.35

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$51.69	11.59%	0.74%	0.70%	0.21%	45%	$1,764,051
Year Ended 12/31/2023	$46.32	31.00%	0.70%	0.70%	(0.07% )	28%	$65,041
Year Ended 12/31/2022	$35.36	(41.07% )	0.70%	0.70%	(0.16% )	82%	$1,183,777
Year Ended 12/31/2021	$60.00	(4.11% )	0.67%	0.67%	(0.55% )	73%	$1,941,145
Year Ended 12/31/2020	$62.57	75.91%	0.68% (c)	0.68% (c)	(0.42% )	70%	$1,792,357
Year Ended 12/31/2019	$35.57	27.17%	0.66%	0.66%	(0.05% )	80%	$2,345,237
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$49.86	11.42%	1.00%	0.95%	(0.26% )	45%	$30,184
Year Ended 12/31/2023	$44.75	30.62%	0.99%	0.95%	(0.23% )	28%	$28,970
Year Ended 12/31/2022	$34.26	(41.21% )	0.95%	0.95%	(0.42% )	82%	$24,065
Year Ended 12/31/2021	$58.28	(4.35% )	0.92%	0.92%	(0.80% )	73%	$45,239
Year Ended 12/31/2020	$60.93	75.49%	0.93% (c)	0.93% (c)	(0.66% )	70%	$41,911
Year Ended 12/31/2019	$34.72	26.85%	0.91%	0.91%	(0.30% )	80%	$19,150
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
CTIVP® – Westfield Select Large Cap Growth Fund (formerly known as CTIVP® – Morgan Stanley Advantage Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2024, CTIVP® – Morgan Stanley Advantage Fund was renamed CTIVP® – Westfield Select Large Cap Growth Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the

CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.69% of the Fund’s average daily net assets.

CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Westfield Capital Management Company, L.P. to serve as the subadviser to the Fund. Prior to May 1, 2024, Morgan Stanley Investment Management Inc. served as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap May 1, 2024 through April 30, 2025 (%)	Voluntary expense cap prior to May 1, 2024 (%)
Class 1	0.70	0.70
Class 2	0.95	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,842,816,204 and $223,788,915, respectively, for the six months ended June 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $892 for the six months ended June 30, 2024.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	23,000,000	5.86	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Note 8. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the
CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® - Westfield Select Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).  In addition, under an amended subadvisory agreement approved in March 2024 by the Fund’s Board of Trustees (the Board) between the Investment Manager and Westfield Capital Management Company, L.P. (Westfield), Westfield provides portfolio management and related services for the Fund.  The considerations of the independent Board members (the Independent Trustees) relating to the approval of the subadvisory agreement for the Fund (the Subadvisory Agreement) are described below.
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including oversight of the Fund’s subadviser;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods was well within the range of peers, noting that the Fund’s subadviser and portfolio management team were recently changed.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
APPROVAL OF SUBADVISORY AGREEMENT WITH WESTFIELD
At its March 14, 2024 meeting, the Board, including a majority of the Independent Trustees, upon the recommendation of the Investment Manager, unanimously approved the proposed Subadvisory Agreement between the Investment Manager and Westfield with respect to the Fund.
The Independent Trustees considered that Westfield already serves as subadviser to CTIVP® – Westfield Mid Cap Growth Fund and, in this regard, that the existing subadvisory agreement for that Fund would be amended to add the Fund and provide for fees payable by the Investment Manager to Westfield for its service to the Fund, but that no other changes to the existing subadvisory agreement were proposed.
At their March meeting, the Independent Trustees noted the discussion relating to the renewal and approval of the advisory and subadvisory agreements for CTIVP® – Westfield Mid Cap Growth Fund at the June 22, 2023 meeting  and, in that connection, the discussion by independent legal counsel of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act and the factors that should be considered in determining whether to approve or renew an investment management agreement. Independent legal counsel indicated that the Independent Trustees should apply these factors in considering the Subadvisory Agreement.
Independent legal counsel to the Independent Trustees reviewed with the Board the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. Independent legal counsel referred to the various written materials and oral presentations received by the Board and its Investment Review Committee in connection with the Board’s evaluation of Westfield’s proposed services, as well as all of the information previously considered at their June 2023 meeting regarding the proposed 15(c) renewal of the existing advisory and subadvisory agreements.
The Trustees held discussions with the Investment Manager and Westfield and reviewed and considered various written materials and oral presentations in connection with the evaluation of Westfield’s proposed services, including the reports from management with respect to the fees and terms of the proposed Subadvisory Agreement and Westfield’s investment strategy/style and performance. In considering the Subadvisory Agreement, the Board reviewed, among other things:
•
Terms of the Subadvisory Agreement;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of various services proposed to be performed by Westfield under the Subadvisory Agreement, including portfolio management and portfolio trading practices;
•
Information regarding the experience and resources of Westfield, including information regarding senior management, portfolio managers, and other personnel;
•
Information regarding the capabilities of Westfield’s compliance program; and
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, Extent and Quality of Services
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by Westfield as a subadviser for the Fund, as well as the history, reputation, expertise, resources and relative capabilities, and the qualifications of the personnel of Westfield. The Board considered the diligence and selection process undertaken by the Investment Manager to select Westfield, including the Investment Manager’s rationale for recommending Westfield, and the process for monitoring Westfield’s ongoing performance of services for the Fund.

CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board observed that the compliance program of Westfield, as an existing subadviser, is subject to ongoing review by the Fund’s Chief Compliance Officer and was determined by him to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also observed that information had been presented regarding Westfield’s ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board also considered the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of Westfield. The Board also noted the presentation by Westfield to the Board’s Investment Review Committee.
The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement. The Board noted the Investment Manager’s representation that Westfield has experience subadvising registered mutual funds, including another Columbia Fund.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund supported the approval of the Subadvisory Agreement.
Investment Performance of Westfield
The Board observed Westfield’s relevant performance results versus the Fund’s benchmark and versus peers over various periods, noting outperformance versus peers and industry benchmarks over certain of the 1-year, 3-year, and 5-year periods ended December 31, 2023.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of Westfield, in light of other considerations, supported the approval of the Subadvisory Agreement.
Comparative Fees, Costs of Services Provided and Profitability
The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to Westfield would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for Westfield were within a reasonable range of subadvisory fees paid by the Investment Manager to the subadvisers of other Funds with similar strategies. The Trustees observed that management fees, which were not proposed to change, remained within the range of other peers and that the Fund’s expense ratio also remained within the range of other peers.
Additionally, the Board considered the expected increase in the total profitability of the Investment Manager and its affiliates in connection with the hiring of Westfield. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the subadviser thereunder, the Board did not consider the profitability to Westfield from its relationship with the Fund.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed level of subadvisory fees, anticipated costs of services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Subadvisory Agreement.
Economies of Scale
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered, in this regard, the expected slight increase in profitability to the Investment Manager as a result of the proposed Subadvisory Agreement. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund. The Board also observed that fees to be paid under the Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s management agreement with the Investment Manager continues to provide for sharing of economies of scale as management fees decline as assets increase at pre-established breakpoints. The Board also noted, for the Subadvisory
CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Agreement, that the breakpoints for Westfield’s fees did not occur at the same levels as the breakpoints for the Investment Manager’s fees and the potential challenges of seeking to tailor the management agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On March 14, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Subadvisory Agreement appeared fair and reasonable in light of the services proposed to be provided and approved the Subadvisory Agreement.

CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

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CTIVP® – Westfield Select Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7035_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024